Acquisition (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Impairment of intangible assets		$ 4,274,680
Interest consideration		99,633	$ 28,043
Impairment of goodwill		3,594,745	2,889,158
LuckyTail [Member]
Impairment of intangible assets		974,680
Interest consideration			63,282
Total Purchase Price		3,528,239
Estimated purchase value of assets		150,000
Amortization expense monthly		535,428	$ 44,620
Revenue for the business acquired		112,685
Increased purchase price		460,901
LuckyTail [Member] | Proforma Adjustments [Member]
Amortization expense monthly		66,930
Cygnet Online, LLC [Member]
Impairment of intangible assets		3,300,000
Forgiveness of advances		89,416
Total Purchase Price		5,515,756
Structured cash payments		800,000
Increase purchase price in the first year		700,000
Valued for the contingency		0
Purchase price decreased		950,000
Unpaid the remaining amount related to additional acquisition		$ 300,000
Acquisition percentage rate		55.00%
Remaining interest acquired		45.00%
Common stock issued during period for acquisition value	$ 162,727	$ 162,727
Common stock issued during period for acquisition, shares	4,505	4,505
Withdrawn from bank		$ 39,348
Impairment of goodwill		$ 3,594,745